Document and Entity Information	12 Months Ended
Nov. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Nov. 29, 2011
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Jul. 02, 2012
Document Effective Date	Jul. 02, 2012
Prospectus Date	Nov. 29, 2011